Income Taxes	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

Cayman Islands

GS Holdings and Glory Star are incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, GS Holdings and Glory Star are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazette on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.

PRC

WFOE, Horgos, Glory Star Beijing, Beijing Leshare, Horgos Glory Prosperity, Shenzhen Leshare, Horgos Glary Wisdom, Beijing Glory Wisdom, Horgos Technology and Xing Cui Can were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. For the six months ended June 30, 2020 and 2021, Beijing Glary Wisdom was recognized as small low-profit enterprise, enjoying the income tax preferential rate of 5% and 2.5% for taxable income less than 1 million respectively, and 10% of taxable income more than 1 million and less than 3 million.. Beijing Leshare was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. Horgos, Horgos Glory Prosperity, Horgos Glary Wisdom are subject to a preferential income tax rate of 0% for a period from 2017 to 2020 , and Horgos Technology is subject to a preferential income tax rate of 0% for a period from 2020 to 2024, as they are all incorporated in the Horgos Economic District, Xinjiang province.

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Six Months Ended June 30
	2020	2021

Net income before provision for income taxes	$29,633	$16,948
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	7,408	4,237

Expenses not deductible for tax purpose	935	120
Changes in valuation allowance	2	-
Effect of warrant liability revaluation	(4,553)	(39)
Effect of preferential tax rates granted to the PRC entities (a)	(3,328)	(4,343)
Income tax expense (benefit)	$464	$(25)
Effective income tax rate	1.57%	(0.15)%

(a)	The Company’s subsidiary Horgos, Horgos Glory Prosperity, Horgos Glary Wisdom are subject to a preferential income tax rate of 0% for a period from 2017 to 2020 , and Horgos Technology is subject to a preferential income tax rate of 0% for a period from income tax from 2020 to 2024. Beijing Leshare was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. For the six months ended June 30, 2020 and 2021, the tax saving as the result of the favorable tax rate amounted to $3,328 and $4,343, respectively, and per share effect of the favorable tax rate were $0.07 and $0.07.

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of December 31, 2020 and June 30, 2021, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

The tax effect of temporary difference under ASC 740 “Accounting for Income Taxes” that give rise to deferred tax asset as of December 31, 2020 and June 30, 2021 was as follows:

	December 31, 2020	June 30, 2021

Deferred tax assets:
Allowance for doubtful accounts	$133	$107
Net operating loss carry forwards	627	636
Total deferred tax assets, net	$760	$743

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position as of December 31, 2020 and June 30, 2021.